Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 3,500	£ 2,768		£ 3,426
Other income	56	54		£ 50
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(127)	740
Other income	196	401
Other comprehensive income	29	70
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	98	1,211	[1]
Level 3 of fair value hierarchy [member] | Assets and liabilities held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	128
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	128	[1]
Level 3 of fair value hierarchy [member] | Net derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(301)	175
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(301)	175
Level 3 of fair value hierarchy [member] | Investment property [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(10)	2
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(10)	2	[1]
Trading portfolio liabilities [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	3	(1)
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	3	(1)	[1]
Financial liabilities designated at fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	58	96
Other income	10	(6)
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	68	90	[1]
Trading portfolio assets [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(34)	243
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(34)	243	[1]
Financial assets designated at fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	147	227
Other income	200	271
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	347	498	[1]
Available for sale investments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(4)	6
Other comprehensive income	29	70
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ 25	£ 76	[1]

[1]	The unrealised gain of £ 1,211 m on Level 3 assets in 2016 is largely offset by losses on related Level 2 and Level 1 portfolio hedges .